Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
December 31, 2023

Dates Covered
Collections Period	12/01/23 - 12/31/23
Interest Accrual Period	12/15/23 - 01/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/23	324,673,190.41	22,184
Yield Supplement Overcollateralization Amount 11/30/23	6,306,172.36	0
Receivables Balance 11/30/23	330,979,362.77	22,184
Principal Payments	13,749,449.54	300
Defaulted Receivables	255,822.80	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/23	5,853,321.35	0
Pool Balance at 12/31/23	311,120,769.08	21,871

Pool Statistics	$ Amount	# of Accounts
Pool Factor	28.74%
Prepayment ABS Speed	0.96%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,625,341.17	281
Past Due 61-90 days	1,868,593.19	87
Past Due 91-120 days	220,465.54	9
Past Due 121+ days	0.00	0
Total	7,714,399.90	377

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.43%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.66%
Delinquency Trigger Occurred	NO

Recoveries	158,847.40
Aggregate Net Losses/(Gains) - December 2023	96,975.40
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.35%
Prior Net Losses/(Gains) Ratio	0.21%
Second Prior Net Losses/(Gains) Ratio	0.25%
Third Prior Net Losses/(Gains) Ratio	0.41%
Four Month Average	0.31%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.37%

Overcollateralization Target Amount	5,319,305.21
Actual Overcollateralization	5,319,305.21
Weighted Average Contract Rate	3.94%
Weighted Average Contract Rate, Yield Adjusted	5.47%
Weighted Average Remaining Term	33.03

Flow of Funds	$ Amount
Collections	14,957,772.91
Investment Earnings on Cash Accounts	14,118.03
Servicing Fee	(275,816.14)
Transfer to Collection Account	-
Available Funds	14,696,074.80

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	116,762.11
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	8,233,116.12
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,319,305.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	982,070.36

Total Distributions of Available Funds	14,696,074.80

Servicing Fee	275,816.14
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 12/15/23	319,353,885.20
Principal Paid	13,552,421.33
Note Balance @ 01/16/24	305,801,463.87

Class A-1
Note Balance @ 12/15/23	0.00
Principal Paid	0.00
Note Balance @ 01/16/24	0.00
Note Factor @ 01/16/24	0.0000000%

Class A-2
Note Balance @ 12/15/23	0.00
Principal Paid	0.00
Note Balance @ 01/16/24	0.00
Note Factor @ 01/16/24	0.0000000%

Class A-3
Note Balance @ 12/15/23	174,823,885.20
Principal Paid	13,552,421.33
Note Balance @ 01/16/24	161,271,463.87
Note Factor @ 01/16/24	43.8142425%

Class A-4
Note Balance @ 12/15/23	96,650,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	96,650,000.00
Note Factor @ 01/16/24	100.0000000%

Class B
Note Balance @ 12/15/23	31,920,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	31,920,000.00
Note Factor @ 01/16/24	100.0000000%

Class C
Note Balance @ 12/15/23	15,960,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	15,960,000.00
Note Factor @ 01/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	161,583.11
Total Principal Paid	13,552,421.33
Total Paid	13,714,004.44

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.42000%
Interest Paid	61,188.36
Principal Paid	13,552,421.33
Total Paid to A-3 Holders	13,613,609.69

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1522645
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.7708456
Total Distribution Amount	12.9231101

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1662366
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.8192277
Total A-3 Distribution Amount	36.9854643

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	607.50
Noteholders' Principal Distributable Amount	392.50

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/23	2,659,652.60
Investment Earnings	11,852.09
Investment Earnings Paid	(11,852.09)
Deposit/(Withdrawal)	-
Balance as of 01/16/24	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,513,062.69	$2,235,220.33	$1,921,565.83
Number of Extensions	133	111	96
Ratio of extensions to Beginning of Period Receivables Balance	0.76%	0.65%	0.53%